CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 33,985	$ 28,397
Accounts receivable	579	731
Grants receivable	9,183	9,172
Inventories	16,276	13,503
Prepaid expenses and other current assets	13,043	14,203
Total current assets	73,066	66,006
Property and equipment, net	58,321	58,515
Operating lease right-of-use assets	1,877	2,016
Intangible assets, net	15,113	15,680
Other assets	4,502	4,084
Total assets	152,879	146,301
Current liabilities:
Accounts payable, including due to related party of $345 and $147, respectively	13,241	10,066
Accrued expenses and other current liabilities, including due to related party of $2,934 and $5,664 respectively	10,124	13,660
Deferred income	25,533	32,370
Operating lease liabilities	548	541
Convertible promissory notes due to related party, held at fair value		27,128
Notes payable	2,001	1,950
Warrant liabilities		15,821
Total current liabilities	51,447	101,536
Deferred income	9,984	8,914
Operating lease liabilities	1,374	1,519
Notes payable, including due to related party of $16,191 and $16,523, respectively	33,958	35,131
Warrant liabilities	3,730
Earnout liability	25,002
Other long-term liabilities, including due to related party of $2,623 and $2,416, respectively	5,643	5,588
Total liabilities	131,138	152,688
Commitments and contingencies (Note 19)
Noncontrolling interest	11,704	11,855
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value - 250,000,000 shares authorized at March 31, 2022; zero shares issued and outstanding at March 31, 2022 and December 31, 2021
Common stock, $0.0001 par value - 900,000,000 shares authorized at March 31, 2022; 72,390,413 issued and outstanding at March 31, 2022; 125,961,571 shares authorized at December 31, 2021; 6,248,192 issued and outstanding at December 31, 2021	7	1
Additional paid-in capital	281,246	(64,549)
Accumulated other comprehensive income	82	219
Accumulated deficit	(271,298)	(265,507)
Total stockholders' equity (deficit)	10,037	(329,836)
Total liabilities, noncontrolling interest, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 152,879	146,301
Redeemable Convertible Preferred Stock
Current liabilities:
Redeemable convertible preferred stock, $0.0001 par value - zero shares issued and outstanding at March 31, 2022; 51,730,762 shares authorized at December 31, 2021; and 48,566,655 shares issued and outstanding at December 31, 2021		$ 311,594